OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of other comprehensive income information related to the Company's derivatives and hedging instruments and pension and postretirement benefits

(millions)	2019	2018	2017
Derivative and Hedging Instruments
Unrealized gains (losses) on derivative & hedging instruments
Amount recognized in AOCI	$78.1	$144.4	$(173.4)
(Gains) losses reclassified from AOCI into income
COS	(15.4)	7.7	13.7
SG&A	(39.5)	(84.1)	157.2
Interest (income) expense, net	(27.8)	(31.9)	(17.3)
	(82.7)	(108.3)	153.6
Other activity	0.8	-	0.2
Tax impact	0.4	(7.7)	1.7
Net of tax	$(3.4)	$28.4	$(17.9)

Pension and Postretirement Benefits
Amount recognized in AOCI
Current period net actuarial income (loss) and prior service costs	$(326.3)	$(56.5)	$(46.9)
Amount reclassified from AOCI into income
Amortization of net actuarial loss and prior service costs and benefits	0.4	28.4	21.5
Pension and postretirement benefits changes	-	59.3	-
	(325.9)	31.2	(25.4)
Tax impact	74.3	(13.2)	16.2
Net of tax	$(251.6)	$18.0	$(9.2)